Digital Assets - Schedule of Reconciliation between Net Income and the Movement of Digital Assets (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Adjusted by the changes of operating assets and liabilities:
Accounts receivable		$ 27	$ 106
Adjusted by the changes of operating assets and liabilities:
Accounts payable to be settled in digital assets		(938)	10,826
Changes in fair value of digital assets		49,494	(17,500)
Net digital assets (used in)/provided by operating activities		(25,513)	93,509
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Net digital assets used in investing activities		(15,853)	(57,089)
DIGITAL ASSETS FROM FINANCING ACTIVITIES
Net (decrease)/increase in digital assets		(5,541)	(5,025)
Digital assets at the beginning of the periods		27,761
Digital assets at the end of the periods		22,220
Digital Assets [Member]
Schedule of Reconciliation between Net Income and the Movement of Digital Assets [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets		89,296	158,838
Adjusted by the changes of operating assets and liabilities:
Accounts receivable		5,534	(7,663)
Contract liabilities received in digital assets		(19,592)	23,311
Digital assets received from customers for products and services		75,238	174,486
Revenue recognized from Bitcoin self-mining operation		25,344	32,357
Cost and expenses settled or to be settled by digital assets	[1]	(95,186)	(98,881)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers		12,845	(5,720)
Accounts payable to be settled in digital assets		(1,237)	(13,986)
Payments made in digital assets by a related party on behalf of Company		6,150	(11,141)
Other receivables/payables to be settled in digital assets		827	(1,149)
Inventories			43
Costs and expenses paid in digital assets		(76,601)	(130,834)
Changes in fair value of digital assets		(49,494)	17,500
Net digital assets (used in)/provided by operating activities		(25,513)	93,509
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash		(33,301)	(76,833)
Digital assets purchased by fiat cash		4,000	10,500
Changes in digital asset collateral, net		14,582	11,701
Proceeds from disposal of equipment		36
Purchase of property and equipment		(1,170)	(2,457)
Net digital assets used in investing activities		(15,853)	(57,089)
DIGITAL ASSETS FROM FINANCING ACTIVITIES
Repayment of long-term loans		(13,000)
Proceeds from long-term loans		3,400	5,000
Repayment of long-term payables		(1,000)
Net digital assets (used in)/provided by financing activities		(10,600)	5,000
Net (decrease)/increase in digital assets		(51,966)	41,420
Digital assets at the beginning of the periods		149,289	129,940
Digital assets at the end of the periods		$ 97,323	$ 171,360

[1]	Costs and expenses settled or to be settled by digital assets include interest expense paid in digital assets.